INTANGIBLE ASSETS, NET (Details Textual) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Amortization of Intangible Assets	$ 71,448	$ 9,495
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	142,895
Finite-Lived Intangible Assets, Amortization Expense, Year Two	142,895
Finite-Lived Intangible Assets, Amortization Expense, Year Three	142,895
Finite-Lived Intangible Assets, Amortization Expense, Year Four	142,895
Finite-Lived Intangible Assets, Amortization Expense, Year Five	142,895
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 714,477